CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		61 Months Ended	67 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Operating Activities:
Net loss	$ (871,439)	$ (1,241,132)	$ (1,975,487)	$ (1,547,832)	$ (3,691,385)	$ (4,562,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,680	4,680	7,972	2,852	10,824	15,504
Stock based compensation expense	499,998	499,998	999,996	599,974	1,599,970	2,099,968
Shares issued for exploration expenses	0	0	0	429,250	429,250	429,250
Amortization of debt discount	(41,000)	0	0	0	0	(41,000)
Change in derivative liability	89,948	0	9,575	0	9,575	99,523
Gain on redemption of common stock	0	0	0	(5,161)	(5,161)	(5,161)
Changes in operating assets and liabilities:
Prepaid expenses	(4,027)	2,087	2,086	(2,238)	(152)	(4,179)
Interest receivable	0	0	0	(8,647)	(9,839)	(9,839)
Accounts payable and accrued liabilities	(78,160)	3,065	165,123	6,739	200,588	122,428
Net Cash Used In Operating Activities	(400,000)	(731,302)	(790,735)	(525,063)	(1,456,330)	(1,856,330)
Investing Activities:
Note receivable extended to Related Party	0	0	0	(295,000)	(585,000)	(585,000)
Purchases of property and equipment	0	0	0	(49,177)	(49,177)	(49,177)
Purchases of mining assets	0	(75,000)	(75,000)	(25,000)	(100,000)	(100,000)
Net Cash Used in Investing Activities	0	(75,000)	(75,000)	(369,177)	(734,177)	(734,177)
Financing Activities:
Proceeds from advances - related party	0	0	0	0	56,484	56,484
Proceeds from sale of common stock	375,000	550,000	600,000	1,100,000	2,084,025	2,459,025
Proceeds from issuance of notes payable	50,000	50,000	50,000	0	50,000	100,000
Repayments of notes payable	(25,000)	0	0	0	0	(25,000)
Redemption of shares	0	(2)	(2)	0	(2)	(2)
Net Cash Provided By Financing Activities	400,000	599,998	649,998	1,100,000	2,190,507	2,590,507
Net change in cash	0	(206,304)	(215,737)	205,760	0	0
Cash - Beginning of Period	0	215,737	215,737	9,977	0	0
Cash - End of Period	0	9,433	0	215,737	0	0
Supplemental Disclosures
Interest paid	0	0	0	0	0	0
Income taxes paid	0	0	0	0	0	0
Non Cash transactions:
Exchange of notes receivable for redemption of common stock	0	0	0	600,000	600,000	600,000
Shares issued for mining assets	0	79,300	79,300	0	79,300	79,300
Forgiveness of advances - related party	0	0	0	0	17,574	17,574
Derivative liability of price protection feature	0	0	20,980	0	20,980	20,980
Issuance of non-controlling interest for subscription receivable	0	0	0	1,500	1,500	1,500
Repayment of note payable and accrued interest by a shareholder	$ 25,540	$ 0	$ 0	$ 0	$ 0	$ 25,540